Loss Per Share (Details)	6 Months Ended
	Jun. 30, 2026 ₪ / shares shares	Jun. 30, 2025 ₪ / shares shares	Jun. 24, 2026 $ / shares
Loss Per Share [Abstract]
Par value per share | (per share)	₪ 0.01	₪ 0.01	$ 5.34
Diluted loss per share	421,145,717	358,709,597